Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Lease right-of-use assets, net		$ 573,556	$ 482,489
Lease liabilities, current		452,940	493,103
Lease liabilities, non-current		129,713	6,412
Total lease liabilities		$ 582,653	$ 499,515
Weighted average remaining lease term		14 years	10 years 8 months 12 days
Weighted average discount rate	[1]	3.56%	3.48%

[1]	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the same discount rate is applied to all newly added lease agreements within the same period.